Equity (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Future Relinquishments of Incentive Distribution Rights [Table Text Block]

	Quarters Ending
	March 31	June 30	September 30	December 31	Total Year
2014	$26.50	$26.50	$26.50	$26.50	$106.00
2015	12.50	12.50	13.00	13.00	51.00
2016	18.00	18.00	18.00	18.00	72.00
2017	12.50	12.50	12.50	12.50	50.00
2018	11.25	11.25	11.25	11.25	45.00
2019	8.75	8.75	8.75	8.75	35.00

Schedule Of Common Units Sold In Public Offering
The following table summarizes Regency’s public offerings of Regency Common Units during the periods presented:

Date	Number of Regency Common Units (1)	Price per Regency Unit	Net Proceeds
May 2011	8.5	(1)	$204
October 2011	11.5	$20.92	232
March 2012	12.7	24.47	297

(1)	Regency Units were issued in a private placement.
Proceeds were used to repay amounts outstanding under the Regency Credit Facility and/or fund capital expenditures and capital contributions to joint ventures, as well as for general partnership purposes.
The following table summarizes ETP’s public offerings of ETP Common Units, all of which have been registered under the Securities Act of 1933 (as amended):

Date	Number of ETP Common Units	Price per ETP Unit	Net Proceeds
April 2011	14.2	$50.52	$695
November 2011	15.2	44.67	660
July 2012	15.5	44.57	671
April 2013	13.8	48.05	657

Proceeds from the offerings listed above were used to repay amounts outstanding under the ETP Credit Facility and/or to fund capital expenditures and capital contributions to joint ventures, and for general partnership purposes.

Change In ETE Common Units
The change in ETE Common Units during the years ended December 31, 2013, 2012 and 2011was as follows:

	Years Ended December 31,
	2013	2012	2011
Number of Common Units, beginning of period	559.9	445.9	445.9
Issuance of restricted Common Units under long-term incentive plan	—	—	—
Issuance of common units in connection with Southern Union Merger (See Note 3)	—	114.0	—
Number of Common Units, end of period	559.9	559.9	445.9

Accumulated Other Comprehensive Income (Loss)
The following table presents the components of AOCI, net of tax:

	December 31,
	2013	2012
Net losses on commodity related hedges	$(4)	$(3)
Available-for-sale securities	2	—
Foreign currency translation adjustment	(1)	—
Actuarial gain (loss) related to pensions and other postretirement benefits	56	(10)
Equity investments, net	8	(9)
Subtotal	61	(22)
Amounts attributable to noncontrolling interest	(52)	10
Total AOCI included in partners’ capital, net of tax	$9	$(12)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The table below sets forth the tax amounts included in the respective components of other comprehensive income (loss):

	December 31,
	2013	2012
Net gains on commodity related hedges	$—	$2
Actuarial (gain) loss relating to pension and other postretirement benefits	(39)	5
Total	$(39)	$7

Parent Company [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Our distributions declared during the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

Quarter Ended	Record Date	Payment Date	Rate
December 31, 2010	February 7, 2011	February 18, 2011	$0.27000
March 31, 2011	May 6, 2011	May 19, 2011	0.28000
June 30, 2011	August 5, 2011	August 19, 2011	0.31250
September 30, 2011	November 4, 2011	November 18, 2011	0.31250
December 31, 2011	February 7, 2012	February 17, 2012	0.31250
March 31, 2012	May 4, 2012	May 18, 2012	0.31250
June 30, 2012	August 6, 2012	August 17, 2012	0.31250
September 30, 2012	November 6, 2012	November 16, 2012	0.31250
December 31, 2012	February 7, 2013	February 19, 2013	0.31750
March 31, 2013	May 6, 2013	May 17, 2013	0.32250
June 30, 2013	August 5, 2013	August 19, 2013	0.32750
September 30, 2013	November 4, 2013	November 19, 2013	0.33625
December 31, 2013	February 7, 2014	February 19, 2014	0.34625

ETP [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
ETP’s distributions declared during the periods presented below are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per ETP Common Unit
December 31, 2010	February 7, 2011	February 14, 2011	$0.89375
March 31, 2011	May 6, 2011	May 16, 2011	0.89375
June 30, 2011	August 5, 2011	August 15, 2011	0.89375
September 30, 2011	November 4, 2011	November 14, 2011	0.89375
December 31, 2011	February 7, 2012	February 14, 2012	0.89375
March 31, 2012	May 4, 2012	May 15, 2012	0.89375
June 30, 2012	August 6, 2012	August 14, 2012	0.89375
September 30, 2012	November 6, 2012	November 14, 2012	0.89375
December 31, 2012	February 7, 2013	February 14, 2013	0.89375
March 31, 2013	May 6, 2013	May 15, 2013	0.89375
June 30, 2013	August 5, 2013	August 14, 2013	0.89375
September 30, 2013	November 4, 2013	November 14, 2013	0.90500
December 31, 2013	February 7, 2014	February 14, 2014	0.92000

Regency [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Distributions paid by Regency since the date of acquisition are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Regency Common Unit
December 31, 2010	February 7, 2011	February 14, 2011	$0.445
March 31, 2011	May 6, 2011	May 13, 2011	0.445
June 30, 2011	August 5, 2011	August 12, 2011	0.450
September 30, 2011	November 7, 2011	November 14, 2011	0.455
December 31, 2011	February 6, 2012	February 13, 2012	0.460
March 31, 2012	May 7, 2012	May 14, 2012	0.460
June 30, 2012	August 6, 2012	August 14, 2012	0.460
September 30, 2012	November 6, 2012	November 14, 2012	0.460
December 31, 2012	February 7, 2013	February 14, 2013	0.460
March 31, 2013	May 6, 2013	May 13, 2013	0.460
June 30, 2013	August 5, 2013	August 14, 2013	0.465
September 30, 2013	November 4, 2013	November 14, 2013	0.470
December 31, 2013	February 7, 2014	February 14, 2014	0.475

Sunoco Logistics [Member]
Distributions Made to Limited Partner, by Distribution [Table Text Block]
Sunoco Logistics Quarterly Distributions of Available Cash
Distributions paid by Sunoco Logistics since the date of acquisition are summarized as follows:

Quarter Ended	Record Date	Payment Date	Distribution per Sunoco Logistics Common Unit
December 31, 2012	February 8, 2013	February 14, 2013	$0.5450
March 31, 2013	May 9, 2013	May 15, 2013	0.5725
June 30, 2013	August 8, 2013	August 14, 2013	0.6000
September 30, 2013	November 8, 2013	November 14, 2013	0.6300
December 31, 2013	February 10, 2014	February 14, 2014	0.6625